PIMCO Funds

Supplement Dated October 25, 2022 to the Municipal Value Funds Prospectus

Dated August 1, 2022, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund, and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each Fund is jointly and primarily managed by David Hammer, Peter Gunther and Brian Hannibal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund is jointly and primarily managed by David Hammer, Peter Gunther and Brian Hannibal. Mr. Hammer is a Managing Director of PIMCO, and Messrs. Gunther and Hannibal are Vice Presidents of PIMCO. Messrs. Hammer, Gunther and Hannibal have jointly and primarily managed the Fund since March 2022.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

	David Hammer	March 2022

Managing Director, PIMCO. Mr. Hammer is the head of the municipal bond portfolio management team. He rejoined PIMCO in May 2015 after serving as Managing Director and head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group. He has investment experience since 2003 and holds an undergraduate degree from Syracuse University.

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

	Peter Gunther	March 2022

Vice President, PIMCO. Mr. Gunther is a portfolio manager for PIMCO Municipals in the Solana Beach office. Prior to joining PIMCO in 2021, he was a vice president in portfolio management for Gurtin Municipal Bond Management, a PIMCO company. Previously, he worked as an investment analyst at Manulife Asset Management and also at John Hancock Investments. He has investment experience since 2011 and holds a graduate degree from California State University, Long Beach, and an undergraduate degree from the University of San Diego.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

	Brian Hannibal	March 2022

Vice President, PIMCO. Mr. Hannibal is a portfolio manager for PIMCO Municipals in the Solana Beach office. Prior to joining PIMCO in 2021, he was a portfolio manager at Gurtin Municipal Bond Management, a PIMCO company. Previously, Mr. Hannibal worked for Eaton Vance Investment Managers as a portfolio management assistant in the firm’s municipal bond group. He has investment experience since 2006 and holds an undergraduate degree in economics from San Diego State University.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_102522

PIMCO Funds

Supplement Dated October 25, 2022 to the Statement of Additional Information

dated August 1, 2022, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund, and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund”)

Effective immediately, each Fund is jointly and primarily managed by David Hammer, Peter Gunther and Brian Hannibal.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective October 25, 2022, the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund, and PIMCO National Municipal Opportunistic Value Fund are jointly and primarily managed by David Hammer, Peter Gunther and Brian Hannibal.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_102522